PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net (Details)	Dec. 31, 2024
BCA | Minimum
Finite-Lived Intangible Assets
Useful lives of identifiable intangible assets	3 years
BCA | Maximum
Finite-Lived Intangible Assets
Useful lives of identifiable intangible assets	10 years
NCC
Finite-Lived Intangible Assets
Useful lives of identifiable intangible assets	7 years
Technology
Finite-Lived Intangible Assets
Useful lives of identifiable intangible assets	3 years 8 months 12 days
Trademark and Domain name | Minimum
Finite-Lived Intangible Assets
Useful lives of identifiable intangible assets	9 years
Trademark and Domain name | Maximum
Finite-Lived Intangible Assets
Useful lives of identifiable intangible assets	9 years 8 months 12 days